LEASES	12 Months Ended
Mar. 31, 2015
LEASES
LEASES

7.  LEASES

The Company enters into various leases for data center facilities, office premises and office equipment in the normal course of business.

Capital Leases — The Company uses office equipment leased under capital lease arrangements. The amount of leased assets at cost under capital leases and accumulated depreciation amounted to ¥18,858 thousand and ¥7,697 thousand, respectively, at March 31, 2014 and ¥19,402 thousand and ¥10,143 thousand, respectively, at March 31, 2015.

Operating Leases — UBIC leases its data center facilities and office premises under cancellable operating lease arrangements with mainly two-year lease periods, for which refundable lease deposits are recorded as rental deposits. The U.S.-based subsidiary leases office premises under noncancellable operating lease arrangements.

Expenses related to operating leases for the years ended March 31, 2013, 2014 and 2015, were ¥183,117 thousand, ¥357,884 thousand and ¥379,972 thousand, respectively, and are included in “Cost of revenue” and “Selling, general and administrative expenses.”

Future Minimum Lease Payments — As of March 31, 2015, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
Years ending March 31	Operating Leases	Capital Leases
2016	¥60,665	¥3,775
2017	38,593	3,775
2018	—	1,557

Total minimum lease payments	¥99,258	9,107

Less amounts representing interest		193

Present value of minimum lease payments		8,914
Less current portion		3,651

Noncurrent portion		¥5,263